Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases

8. Leases

Vermilion had the following future commitments associated with its lease obligations:

	As at
($M)	Dec 31, 2021	Dec 31, 2020
Less than 1 year	19,045	27,927
1 - 3 years	38,136	41,270
3 - 5 years	25,226	31,412
After 5 years	3,686	14,178
Total lease payments	86,093	114,787
Amounts representing interest	(10,871)	(15,381)
Present value of net lease payments	75,222	99,406
Current portion of lease obligations	(15,032)	(22,882)
Non-current portion of lease obligations	60,190	76,524

Total cash outflow	27,368	31,240
Interest on lease liabilities	5,181	6,192